REVENUES - Revenue by geographical regions (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended	13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 29, 2020	Feb. 28, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 249,022	$ 220,928	$ 305,102		$ 201,207
Americas
Disaggregation of Revenue [Line Items]
Revenue	239,567	213,191		$ 293,751	197,245
Europe
Disaggregation of Revenue [Line Items]
Revenue	4,304	4,320		6,271	3,594
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	$ 5,151	$ 3,417		$ 5,080	$ 368